CURRENT AND DEFERRED TAXES	12 Months Ended
Dec. 31, 2017
Current And Deferred Taxes Details 2
CURRENT AND DEFERRED TAXES

NOTE 14

CURRENT AND DEFERRED TAXES

a)    Current taxes

As of December 31, 2017 and 2016, the Bank recognizes taxes payable (recoverable), which is determined based on the currently applicable tax legislation. This amount is recorded net of recoverable taxes, and is shown as follows:

	As of December 31,
	2017	2016
	MCh$	MCh$

Summary of current tax liabilities (assets)
Current tax (assets)	-	-
Current tax liabilities	6,435	29,294

Total tax payable (recoverable)	6,435	29,294

(Assets) liabilities current taxes detail (net)
Income tax, tax rate(*)	145,112	145,963
Minus:
Provisional monthly payments	(136,562)	(113,700)
Credit for training expenses	(1,768)	(1,972)
Land taxes leasing	-	-
Grant credits	(968)	(1,079)
Other	621	82

Total tax payable (recoverable)	6,435	29,294

(*)The tax rate is 25.5% for 2017 and 24.0% for 2016.

b)    Effect on income

The effect of tax expense on income for the years ended December 31, 2017 and 2016 is comprised of the following items:

	As of December 31,
	2017	2016	2015
	MCh$	MCh$	MCh$

Income tax expense
Current tax	145,112	145,963	121,775

Credits (debits) for deferred taxes
Origination and reversal of temporary differences	(6,751)	(37,269)	(45,672)
Valuation provision	5,955
Subtotals	144,316	108,694	76,103
Tax for rejected expenses (Article No.21)	610	336	340
Other	105	1	(48)
Net charges for income tax expense	145,031	109,031	76,395

c)   Effective tax rate reconciliation

The reconciliation between the income tax rate and the effective rate applied in determining tax expenses as of December 31, 2017, 2016 and 2015, is as follows:

		Fort he year ended December 31,
	2017		2016		2015
	Tax rate	Amount	Tax rate	Amount	Tax
					rate	Amount
	%	MCh$	%	MCh$	%	MCh$

Tax calculated over profit before tax	25.50	183,671	24.00	140,991	22.50	118,828
Price level restatement for tax purposes(1)	(3.03)	(21,829)	(5.49)	(32,256)	(5.42)	(28,630)
Single penalty tax (rejected expenses)	0.08	610	0.06	336	0.06	340
Effect of tax reform changes on deferred tax(2)	(2.86)	(20,600)	0.01	86	(2.01)	(10,600)
Real estate taxes	0.00	-	0.00	-	(0.73)	(3,853)
Other	0.44	3,179	(0.02)	(126)	0.06	310
Effective rates and expenses for income tax	20.13	145,031	18.56	109,031	14.46	76,395

(1) Price level restatement on tax purpose capital

  (2) In accordance with Chilean Law N°20.780 published in September 29, 2014 the income tax rate are 25,5% and 27% for 2017 and 2018 respectively.

d)   Effect of deferred taxes on comprehensive income

Below is a summary of the separate effect of deferred tax on other comprehensive income, showing the asset and liability balances, for the years ended December 31, 2017 and 2016:

	As of December 31,
	2017	2016
	MCh$	MCh$

Deferred tax assets
Available for sale investments	368	3,266
Cash flow hedges	908	-
Total deferred tax assets recognized through other comprehensive income	1,276	3,266

Deferred tax liabilities
Available for sale investments	(841)	(5,036)
Cash flow hedges	-	(549)
Total deferred tax liabilities recognized through other comprehensive income	(841)	(5,585)

Net deferred tax balances in equity	435	(2,319)

Deferred taxes in equity attributable to equity holders of the Bank	791	(2,097)
Deferred tax in equity attributable to non-controlling interests	(356)	(222)

e)   Effect of deferred taxes on income

As of December 31, 2017 and 2016, the Bank has recorded effects for deferred taxes in the financial statements.

	As of December 31,
	2017	2016
	MCh$	MCh$
Deferred tax assets
Interests and adjustments	8,645	9,473
Non-recurring charge-offs	11,651	9,891
Assets received in lieu of payment	1,582	2,999
Exchange rate adjustments	882	-
Property, plant and equipment valuation	4,410	4,570
Allowance for loan losses	160,359	163,456
Provision for expenses	73,518	67,073
Leased assets	98,090	71,834
Subsidiaries tax losses	5,277	9,467
Prepaid expenses	151	-
Other	5,249	17,571
Total deferred tax assets	369,814	356,334

Deferred tax liabilities
Valuation of investments	(1,911)	(1,802)
Depreciation	(532)	-
Valuation proviision	(5,955)	-
Other	(432)	(299)
Total deferred tax liabilities	(8,830)	(2,101)

f)    Summary of deferred tax assets and liabilities

Below is a summary of the deferred taxes impact on equity and income.

	As of December 31,
	2017	2016
	MCh$	MCh$

Deferred tax assets
Recognized through other comprehensive income	1,276	3,266
Recognized through profit or loss	369,815	356,334
Total deferred tax assets	371,091	359,600

Deferred tax liabilities
Recognized through other comprehensive income	(841)	(5,585)
Recognized through profit or loss	(8,822)	(2.101)
Total deferred tax liabilities	(9,663)	(7.686)